Stockholders' Equity (Details) - Warrants [Member] - $ / shares	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of the Company's warrant activity
Outstanding - January 1, 2015	2,250,000	2,250,000
Exercisable - January 1, 2015	2,250,000
Granted	2,705,000
Exercised
Forfeited/Cancelled
Outstanding - September 30, 2015	4,955,000	2,250,000
Exercisable - September 30, 2015	4,955,000	2,250,000
Outstanding - January 1, 2015, Weighted Average Exercise Price	$ 0.40	$ 0.40
Exercisable - January 1, 2015, Weighted Average Exercise Price	0.40
Granted, Weighted Average Exercise Price	$ 0.40
Exercised, Weighted Average Exercise Price
Forfeited/Cancelled, Exercised, Weighted Average Exercise Price
Outstanding - September 30, 2015, Weighted Average Exercise Price	$ 0.40	$ 0.40
Exercisable - September 30, 2015, Weighted Average Exercise Price	$ 0.40	$ 0.40
Outstanding - December 31, 2014, Weighted Average Remaining Contractual Life		2 years 10 months 10 days
Exercisable - December 31, 2014, Weighted Average Remaining Contractual Life		2 years 10 months 10 days